Loans Payable (Details) - Schedule of Future Minimum Lease Payments	Jun. 30, 2023 USD ($)
Schedule of Future Minimum Lease Payments [Abstract]
2024	$ 54,242
2025	54,242
2026	54,242
2027	54,242
2028	54,242
Thereafter	32,369
Total	303,579
Less: Imputed interest	(40,618)
Hire purchases liabilities	262,961
Hire purchases liabilities – current	34,670
Hire purchases liabilities – non-current	$ 228,291